Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN SERIES INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2019